FAIR VALUE MEASUREMENTS - Assets and liabilities measured (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	¥ 16,613	$ 2,607	¥ 933,464
Liabilities measured at fair value on recurring basis	3,750,183	588,486	5,012,145
Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	1,600	251	1,713
Current portion of bonds payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			1,998,088
2025 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	513,754	80,619	3,014,057
2026 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	3,021,852	474,195
Accrued expenses and other payables: -Share consideration due to the original shareholders for business combination (Note 4)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	214,577	33,672
Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			285,872
Bank Time Deposits | Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	15,013	$ 2,356	645,879
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	15,013		931,751
Liabilities measured at fair value on recurring basis	3,021,852		1,998,088
Quoted prices in active markets for identical assets and liabilities (Level 1) | Current portion of bonds payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis			1,998,088
Quoted prices in active markets for identical assets and liabilities (Level 1) | 2026 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	3,021,852
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis			285,872
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	15,013		645,879
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	1,600		1,713
Liabilities measured at fair value on recurring basis	728,331		3,014,057
Unobservable inputs (Level 3) | Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value on recurring basis	1,600		1,713
Unobservable inputs (Level 3) | 2025 Convertible promissory notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	513,754		¥ 3,014,057
Unobservable inputs (Level 3) | Accrued expenses and other payables: -Share consideration due to the original shareholders for business combination (Note 4)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities measured at fair value on recurring basis	¥ 214,577